VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.4%
Communication Services—0.7%
TKO Group Holdings, Inc. Class A	18,990	$3,829
Consumer Discretionary—5.7%
Airbnb, Inc. Class A(1)	79,185	10,000
JD.com, Inc. ADR	343,129	10,146
Magna International, Inc.	94,433	5,270
Viking Holdings Ltd.(1)	56,110	4,123
		29,539

Consumer Staples—4.0%
Dollar General Corp.	44,032	5,228
Estee Lauder Cos., Inc. (The) Class A	74,730	5,363
Hershey Co. (The)	49,124	10,213
		20,804

Energy—10.9%
Devon Energy Corp.	147,036	7,399
Helmerich & Payne, Inc.	142,379	5,130
HF Sinclair Corp.	162,860	10,161
Marathon Petroleum Corp.	37,932	9,262
Matador Resources Co.	127,246	8,039
Phillips 66	50,382	9,179
SLB Ltd.	150,838	7,752
		56,922

Financials—22.5%
Bank of Hawaii Corp.	73,741	5,475
Cincinnati Financial Corp.	33,505	5,272
Citizens Financial Group, Inc.	115,322	6,916
Community Financial System, Inc.	187,948	11,023
East West Bancorp, Inc.	58,335	6,228
Glacier Bancorp, Inc.	243,016	10,856
Home BancShares, Inc.	94,244	2,538
Independent Bank Corp.	90,161	6,781
Lakeland Financial Corp.	181,477	10,413
M&T Bank Corp.	28,038	5,796
Northern Trust Corp.	37,099	5,178
Old National Bancorp	246,898	5,456
Pinnacle Financial Partners, Inc.	60,674	5,227
Southstate Bank Corp.	56,373	5,216
T. Rowe Price Group, Inc.	51,124	4,608
Towne Bank	200,658	6,756
Truist Financial Corp.	111,722	5,136
UMB Financial Corp.	48,569	5,478
Walker & Dunlop, Inc.	66,092	2,933
		117,286

	Shares	Value

Health Care—7.5%
BioMarin Pharmaceutical, Inc.(1)	67,991	$3,841
Cooper Cos., Inc. (The)(1)	67,989	4,861
Exelixis, Inc.(1)	235,863	10,116
HCA Healthcare, Inc.	11,535	5,459
Universal Health Services, Inc. Class B	51,854	9,280
West Pharmaceutical Services, Inc.	21,464	5,380
		38,937

Industrials—11.9%
AerCap Holdings N.V.	37,158	5,097
AGCO Corp.	44,294	5,132
Flowserve Corp.	135,554	9,965
JBT Marel Corp.	35,512	4,541
Kennametal, Inc.	212,802	7,689
Lyft, Inc. Class A(1)	355,666	4,730
Mueller Industries, Inc.	46,658	5,170
QXO, Inc.(1)	272,029	5,283
Southwest Airlines Co.	132,272	4,969
Tutor Perini Corp.	33,706	2,602
Worthington Enterprises, Inc.	47,166	2,459
Xylem, Inc.	34,823	4,161
		61,798

Information Technology—9.7%
Hewlett Packard Enterprise Co.	227,327	5,413
Littelfuse, Inc.	24,833	8,427
Marvell Technology, Inc.	106,509	10,550
Microchip Technology, Inc.	80,670	5,212
MKS, Inc.	48,231	11,084
Monolithic Power Systems, Inc.	4,375	4,783
TE Connectivity plc	24,219	5,062
		50,531

Materials—14.3%
Albemarle Corp.	34,178	6,136
Commercial Metals Co.	169,045	10,384
Freeport-McMoRan, Inc.	84,850	4,987
Kaiser Aluminum Corp.	71,429	8,608
Newmont Corp.	132,079	14,298
Nucor Corp.	59,300	10,028
Nutrien Ltd.	164,054	12,380
Royal Gold, Inc.	30,277	7,705
		74,526

Real Estate—8.3%
American Tower Corp.	30,577	5,277
Equinix, Inc.	10,564	10,355
	Shares	Value

Real Estate—continued
Equity Residential	75,101	$4,442
First Industrial Realty Trust, Inc.	180,397	10,436
Getty Realty Corp.	160,808	5,114
Invitation Homes, Inc.	150,880	3,749
Mid-America Apartment Communities, Inc.	32,726	3,997
		43,370

Utilities—3.9%
Ameren Corp.	49,989	5,495
Essential Utilities, Inc.	105,602	4,253
Eversource Energy	80,325	5,565
NextEra Energy, Inc.	56,154	5,215
		20,528

Total Common Stocks (Identified Cost $458,355)		518,070

Total Long-Term Investments—99.4% (Identified Cost $458,355)		518,070

TOTAL INVESTMENTS—99.4% (Identified Cost $458,355)		$518,070
Other assets and liabilities, net—0.6%		3,305
NET ASSETS—100.0%		$521,375

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	90%
Canada	3
China	2
Curaçao	2
Netherlands	1
Ireland	1
Bermuda	1
Total	100%
† % of total investments as of March 31, 2026.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$518,070	$518,070
Total Investments	$518,070	$518,070
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.